INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective income tax rate	0.00%	0.00%	0.00%
Federal income taxes at statutory rate	21.00%
Net operating loss carryforward, indefinitely	$ 77,300
Valuation allowance	138,652	$ 800
Increase in Valuation allowance	137,900
Valuation allowance, charged to Deferred Tax expense	37,300
Valuation allowance, charged to Additional Paid In Capital	100,600
Tax benefit of valuation allowance credited to Equity	$ 1,100
Federal
Operating Loss Carryforwards [Line Items]
Federal income taxes at statutory rate	21.00%	21.00%	21.00%
Net operating loss carryforwards	$ 54,600
Net operating loss carryforwards acquired through Business Combination	28,300
State and Local
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	43,600
Net operating loss carryforwards acquired through Business Combination	$ 19,300